Property, Plant and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

9. PROPERTY, PLANT AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31, 2024	As of June 30, 2025
	RMB	RMB	US$
		(Unaudited)
Leasehold improvements	534	534	75
Computer and network equipment	2,457	2,468	344
Manufacturing equipment	12,460	13,788	1,925
Office equipment	288	288	40
Motor vehicles	4,367	4,509	629
Construction in process	-	94	13
	20,106	21,680	3,026
Less: loss of impairment	(1,896)	(1,896)	(265)
Less: Accumulated depreciation	(9,554)	(11,137)	(1,554)
	8,656	8,647	1,207

For the six months ended June 30, 2024 and 2025, the Group recorded depreciation expenses of RMB2,606 and RMB1,583 (US$221), respectively.

The loss of the impairment was due to the permanent withdrawn of a production line made in 2023.

9. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following:

	As of December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Leasehold improvements	754	754	534	73
Computer and electronic equipment	1,235	1,930	2,457	337
Manufacturing equipment	12,422	12,501	12,460	1,707
Office equipment	187	187	288	40
Motor vehicles	3,896	3,914	4,367	598
Construction in process	1,948	1,056	-	-
	20,442	20,342	20,106	2,755
Less: loss of impairment	-	(1,896)	(1,896)	(260)
Less: accumulated depreciation	(4,160)	(6,682)	(9,554)	(1,309)
	16,282	11,764	8,656	1,186

For the years ended December 31, 2022, 2023, and 2024, the Group recorded depreciation expenses of RMB2,429, RMB2,522, and RMB 2,872 respectively. There was nil, RMB1,896, and RMB1,896 of impairment of property, plant and equipment recognized as of the years ended December 31, 2022 and 2023, respectively.

The loss of the impairment was due to the permanent withdrawn of a production line built in 2023.